Unaudited Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 471,062	$ 332,580
Current financial assets at fair value through profit or loss	95,479	74,157
Accounts receivable	167,328	150,183
Prepaid expenses and other current assets	10,283	9,230
Inventories	19,193	10,173
Total current assets	763,345	576,323
Non-current assets
Vessels and drydock	3,141,491	3,190,820
Other assets	65,962	58,312
Goodwill	8,197	8,197
Total non-current assets	3,215,650	3,257,329
Total assets	3,978,995	3,833,652
Current liabilities
Current portion of long-term debt	30,890	122,797
Lease liability - sale and leaseback vessels	53,290	8,592
Accounts payable	27,604	32,213
Accrued expenses and other current liabilities	42,401	73,591
Total current liabilities	154,185	237,193
Non-current liabilities
Long-term debt	808,189	665,887
Lease liability - sale and leaseback vessels	17,525	64,691
Other long-term liabilities	6,784	0
Total non-current liabilities	832,498	730,578
Total liabilities	986,683	967,771
Shareholders’ equity
Common stock, $0.01 par value per share; 150,000,000 shares authorized; 51,016,290 and 49,923,042 issued and outstanding shares as of June 30, 2025 and December 31, 2024, respectively.	771	760
Additional paid-in capital	3,194,929	3,159,548
Treasury shares	(1,467,127)	(1,466,818)
Retained earnings	1,263,739	1,172,391
Total shareholders’ equity	2,992,312	2,865,881
Total liabilities and shareholders’ equity	$ 3,978,995	$ 3,833,652